Nationwide BNY Mellon Dynamic US Core Fund Average Annual Total Returns	12 Months Ended	59 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (The Index does not pay sales charges, fees, expenses or taxes.)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.03%	14.42%	14.82%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	10.18%		10.99%	13.43%
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.74%		9.85%	10.99%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.82%		8.48%	10.05%
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent	16.55%		11.90%	13.73%
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent	17.31%		12.67%	14.45%
Institutional Service Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	17.23%		12.52%	14.29%
Eagle Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	17.28%		12.66%	14.37%